Concentration of Risk and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Balance at beginning of period	$ 7	$ 39	$ 129
Provision	0	0	0
Reversal of provision	(7)	0	(87)
Write-off of provision	0	(32)	(3)
Balance at end of period	$ 0	$ 7	$ 39